Shareholders’ Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shareholders’ Equity

9. Shareholders’ Equity

Series A-2 Preferred Stock

The Company’s previously issued and outstanding Series A-2 preferred stock included a $0.15 per share annual noncumulative dividend when and if declared by the board of directors. No dividends were declared in the years ended December 31, 2023 or December 31 2022. The Series A-2 preferred stock also includes a liquidation preference of 1.25 times the original issue price plus any declared but unpaid dividends upon the liquidation, dissolution, merger or sale of substantially all the assets of the Company and have a preference upon liquidation over Series A-1 preferred stock and common stock. Each share of Series A-2 preferred stock may be converted into equal shares of common stock at the option of the holder at any time. In addition, the Series A-2 preferred stock shares are automatically convertible into common shares upon the sale of shares of common stock to the public at the then applicable conversion price in a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $20 million in proceeds, net of underwriting discounts and commissions. Each share of Series A-2 preferred stock has voting rights equal to the number of shares of common stock then issuable upon conversion of such share of preferred stock. The Company is obligated to redeem shares of Series A-2 Preferred Stock in the occurrence of a Deemed Liquidation Event unless a majority of the holders of Series A-2 Preferred Stock and a majority of the Series A-1 Preferred Stock consent otherwise.

In November 2023, the Business Combination between Data Knights and the Company triggered the Series A-2 Preferred Stock and Series A-1 Preferred Stock convert 1-1 to commons stock.

Series A-1 Preferred Stock

The Company’s previously issued and outstanding Series A-1 preferred stock included a $0.15 per share annual noncumulative dividend when and if declared by the board of directors. No dividends were declared in the years ended December 31, 2023 or December 31 2022. The Series A-1 preferred stock also includes a liquidation preference of 1.25 times the original issue price plus any declared but unpaid dividends upon the liquidation, dissolution, merger or sale of substantially all the assets of the Company and have a preference upon liquidation over common stock. Each share of Series A-1 preferred stock may be converted into equal shares of common stock at the option of the holder at any time. In addition, the Series A-1 preferred stock shares are automatically convertible into common shares upon the sale of shares of common stock to the public at the then applicable conversion price in a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $20 million in proceeds, net of underwriting discounts and commissions. Each share of Series A-1 preferred stock has voting rights equal to the number of shares of common stock then issuable upon conversion of such share of preferred stock. The Company is obligated to redeem shares of Series A-1 Preferred Stock in the occurrence of a Deemed Liquidation Event unless a majority of the holders of Series A-1 Preferred Stock consent otherwise.

In November 2023, the Business Combination between Data Knights and the Company triggered the Series A-2 Preferred Stock and Series A-1 Preferred Stock convert 1-1 to commons stock.

Common Stock

In 2023, in connection with services performed by the Board of Directors common shares of 100,000 (100,000- 2022) were issued at $1.00 per share. These were expensed as general and administrative expenses in the Statement of Operations.

The table below summarizes the Common Stock activities during the year ended December 31, 2023.

Schedule of Common Stock Activities

Common Stock
Balances, December 31, 2022	4,550,166
Preferred Stock to Common Stock	7,057,797
Convertible Notes to Common Stock	6,177,229
Stock Options to Common Stock	612,670
Converting of Warrants to Common Stock	3,859,464
Private OneMedNet to ONMD Public Shares	(2,257,326)
Converting Data Knights Common Stock (A and B) to ONMD Public Shares	3,460,275
Issuance Public Shares	111,957
Balances, December 31, 2023	23,572,232